Total
ICON Equity Income Fund
Fund Summaries ICON Equity Income Fund
Investment Objective/Goals
Seeks modest capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ICON Equity Income Fund - USD ($)	Institutional Class	Investor Class
Sales and Redemption charges	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ICON Equity Income Fund	Institutional Class	Investor Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	1.09%	1.34%
Expense Reimbursement	none	none
Net Annual Fund Operating Expenses After Expense Reimbursement	1.09%	1.34%

Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.99% and 1.24% for Institutional Class and Investor Class shares, respectively, until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ICON Equity Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	111	347	601	1,329
Investor Class	136	425	734	1,613

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the predecessor ICON Equity Income Fund's portfolio turnover rate was 117% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. To manage the risk of holding equity securities, the Fund may write call options or purchase put options on securities or securities indexes.

The Fund may invest up to 25% of its assets in a single industry. The Fund may also invest in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in securities with a lower rating by both S&P and Moodys.

ICON's quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. In general, the Fund will sell securities in industries ICON believes are overpriced and buy securities in industries we believe are underpriced. We believe ICON's combination of industry rotation and bottom-up valuation distinguishes us from other investment managers.

The Fund will not change its principal investment strategy without providing shareholders at least 60 days' notice.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund's total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund's performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Investment in Other Investment Companies Risk. The Fund may invest in other investment companies. As with other investments, investments in other investment companies, including closed-end funds (which include business development companies ("BDCs"), unit investment trusts, open-end investment companies, and exchange traded funds, are subject to many of the same risks as investing directly in the underlying instruments, including market risk and, for non-index strategies, selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (including management and advisory fees). If the Fund acquires shares of one or more underlying funds, shareholders bear both their proportionate share of expenses in the Fund (excluding management and advisory fees attributable to those assets of the Fund invested in the underlying funds) and, indirectly, the expenses of the underlying funds (including management and advisory fees). Further, the closed-end fund market is inefficient. Many closed-end funds ("CEFs"), including many in which the Fund invests, are small or micro-cap securities. There is little independent research published on CEFs and limited availability of data makes research difficult and time consuming. CEFs may trade unpredictably. The underlying assets may be unknown and their value not readily determinable. The Fund often purchases CEFs believing they are trading at a discount to NAV, and an ongoing corporate action will cause the discount to narrow or disappear. With little independent analysis of the CEFs' individual assets, the Fund essentially makes a value based arbitrage strategy. The Fund will look to events like pending or proposed tender offers, liquidations, take-over plays etc. If the event is not preceded by an official announcement — and is, instead, "pending" or "anticipated" — this strategy can be very risky. If the event is announced, there is still the possibility that it will not happen. In sum, investing in CEFs in general, and CEF arbitrage plays in particular carry unique and arguably heightened risks.

Credit Risk. The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a fixed income security can cause a security's price to fall, potentially affecting the Fund's share price. Furthermore, the Fund invests primarily in corporate bonds, which are not guaranteed by the U.S. government. If the corporate issuer or guarantor of a debt security is unable or unwilling to honor its obligations, the government will not intervene if the issuer defaults and the Fund will lose its investment in the issue.

Changes in Debt Ratings. If a rating agency gives a convertible security a lower rating, the value of the security may decline because investors will demand a higher rate of return.

Bond Risk. Bond prices tend to move inversely with changes in interest rates. Bonds with longer maturities are more sensitive to changes in interest rates. Slower payoffs effectively increase duration, also heightening interest rate risk. The Fund could lose money if the issuer of the bonds is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal or interest, or a decline in the perception in the credit quality of a bond could affect bond prices. If a credit rating agency gives a debt security a lower rating, the value or liquidity of the bond may be adversely affected. Bonds, unlike equities listed on a national securities exchange, have less liquidity and the Fund may not be able to sell the bonds when it wants to sell, or if it can, it may need to sell at greatly reduced prices because of the lack of demand.

High Yield Risk. The Fund may invest 25% of its net assets in high yield securities (commonly known as "junk bonds") which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. High yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Options Risk. Investments in options involve certain risks. These risks include:

●	Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.

●	Premium Losses. By purchasing a put option for a premium, the Fund secures the right to sell a security to the writer of that option on or before a fixed date at a predetermined price. The Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount in excess of the premium paid. The Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

●	Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

●	Lack of Liquidity for the Security. The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Portfolio Turnover Risk. Active trading generates transaction costs which, in turn, can affect performance. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund's performance.

Quantitative Model Risk. Quantitative models and the analysis of specific metrics are used to construct the Fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that ICON Advisers may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund's portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Manager Risk. ICON Advisers' opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. ICON Advisers may not make timely purchases or sales of securities for the Fund.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.iconfunds.com or by calling (800) 764-0442.

Best Quarter: 12.29% (Q1, 2019)

Worst Quarter: -15.09% (Q3, 2011)

Year to date performance as of 12/31/19: 26.37%

Date of inception: 11/8/2002

The ICON Equity Income Fund of SCM Trust is the successor fund to two funds of ICON Funds trust, the ICON Equity Income Fund (the "Predecessor Equity Income Fund") and, assuming shareholder approval, the ICON Risk-Managed Balanced Fund (the "Predecessor Risk-Managed Fund"). The Predecessor Equity Income Fund was reorganized into a new series of SCM Trust as the ICON Equity Income Fund (the "Successor Fund") after the close of business on July 10, 2020, and the Predecessor Risk-Managed Fund (assuming shareholder approval) will be reorganized into the Successor Fund. All historic performance and financial information presented is that of the Predecessor Equity Income Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Equity Income Fund.